Employee Benefit Liabilities, Net (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of information about defined benefit plans [abstract]
Schedule of expenses recognized in comprehensive income (loss)
	Year Ended December 31,
	2022	2021	2020
	U.S. Dollars in thousands

Current service cost	$223	$281	$264
Past service cost	-	415	-
Interest expenses, net	21	23	23
Total employee benefit expenses	237	716	287

Actual return on plan assets	$(25)	$349	$35

Schedule of expenses presented in statement of comprehensive income (loss)
	Year Ended December 31,
	2022	2021	2020
	U.S. Dollars in thousands

Cost of revenues	$166	$499	$195
Research and development	24	90	45
Selling and marketing	27	62	22
General and administrative	21	65	25

	$238	$716	$287

Schedule of plan liabilities, net
	December 31,
	2022	2021
	U.S. Dollars in thousands

Defined benefit obligation	$4,379	$5,434
Fair value of plan assets	3,707	4,154
Total liabilities, net	$672	$1,280

Schedule of changes in present value of defined benefit obligation
	2022	2021
	U.S. Dollars in thousands

Balance at January 1,	$5,434	$5,606
Interest costs	78	84
Current service cost	223	281
Past service cost	0	415
Benefits paid	(202)	(1,309)
Demographic assumptions	(9)	(10)
Financial assumptions	(715)	(33)
Past Experience	206	149
Currency Exchange	(636)	165
Balance at December 31,	$4,379	$5,434

Schedule of changes in fair value of plan assets
	2022	2021
	U.S. Dollars in thousands

Balance at January 1,	$4,154	$4,200
Expected return	62	62
Contributions by employer	181	189
Benefits paid	(181)	(780)
Demographic assumptions	0	0
Financial assumptions	(4)	0
Past Experience	(20)	362
Currency exchange	(485)	121
Balance at December 31,	$3,707	$4,154

Schedule of principal assumptions underlying defined benefit plan
	2022	2021	2020
	%

Discount rate of the plan liability	5.10	3.1	1.8
Future salary increases	3.0	3.0	3.0